Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Equity Investments Accounted For Using Fair Value Option [Member]
Fair value measurement with unobservable inputs reconciliation recurring basis asset transfers net	¥ 0	¥ 0	¥ 0
Maximum [Member] | Fair Value, Nonrecurring [Member]
Equity Method Investments	25,808,000			$ 3,635
Minimum [Member] | Fair Value, Nonrecurring [Member] | Level 3 [Member]
Equity Method Investments	¥ 142,681,000	¥ 234,503,000		$ 20,096